Employees' Stock Incentive Plans (Weighted Average Assumptions and Option Activity) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended		1 Months Ended	11 Months Ended	12 Months Ended
	Apr. 28, 2013	Apr. 29, 2012	Jun. 07, 2013	Dec. 29, 2013	Dec. 28, 2014
Predecessor [Member]
Weighted average assumptions used to estimate the fair value of stock options
Risk-free interest rate	1.00%	1.00%
Expected term (in years)	7 years	5 years
Expected volatility	19.40%	20.90%
Expected dividend yield	3.70%	3.70%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance, number of options	9	10
Options granted, number of options	2	2
Options exercised, number of options	(4)	(3)
Options cancelled/forfeited and returned to the plan, number of options	0	0
Ending balance, number of options	7	9	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Beginning of Period, weighted average exercise price (in dollars per share)	$ 45.69	$ 42.38
Options granted, weighted average exercise price (in dollars per share)	$ 55.72	$ 52.19
Options exercised, weighted average exercise price (in dollars per share)	$ 42.35	$ 37.99
Options cancelled/forfeited and returned to the plan, weighted average exercise price (in dollars per share)	$ 50.67	$ 38.38
End of Period, weighted average exercise price (in dollars per share)	$ 49.76	$ 45.69	$ 0.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value [Roll Forward]
Beginning of period, aggregate intrinsic value	$ 393	$ 414
Options granted, aggregate intrinsic value	86	86
Options exercised, aggregate intrinsic value	(148)	(106)
Options cancelled/forfeited and returned to the plan, aggregate intrinsic value	(6)	(1)
End of period, aggregate intrinsic value	325	393	0
Predecessor [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options exercised, number of options			0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Options exercised, weighted average exercise price (in dollars per share)			$ 34.60
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value [Roll Forward]
Options exercised, aggregate intrinsic value			(1)
Predecessor [Member] | Exercises Settled In Cash [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options exercised, number of options			(7)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Options exercised, weighted average exercise price (in dollars per share)			$ 49.82
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value [Roll Forward]
Options exercised, aggregate intrinsic value			(324)
Successor [Member]
Weighted average assumptions used to estimate the fair value of stock options
Risk-free interest rate				1.41%	1.49%
Expected term (in years)				5 years	5 years
Expected volatility				24.30%	24.30%
Expected forfeiture rate				5.00%	5.00%
Expected dividend yield				0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance, number of options					14
Options granted, number of options				14	9
Options exercised, number of options					0
Options cancelled/forfeited and returned to the plan, number of options					(4)
Ending balance, number of options			0	14	19
Options vested and exercisable, number of options	3	4	0	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Beginning of Period, weighted average exercise price (in dollars per share)					$ 10.00
Options granted, weighted average exercise price (in dollars per share)				$ 10.00	$ 10.00
Options exercised, weighted average exercise price (in dollars per share)					$ 0.00
Options cancelled/forfeited and returned to the plan, weighted average exercise price (in dollars per share)					$ 10.00
End of Period, weighted average exercise price (in dollars per share)			$ 0.00	$ 10.00	$ 0.00
Options vested and exercisable, weighted average exercise price (in dollars per share)	$ 48.01	$ 43.90	$ 0.00	$ 0.00	$ 0.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value [Roll Forward]
Beginning of period, aggregate intrinsic value					143
Options granted, aggregate intrinsic value				143	86
Options exercised, aggregate intrinsic value					0
Options cancelled/forfeited and returned to the plan, aggregate intrinsic value					(36)
End of period, aggregate intrinsic value			0	143	193
Options vested and exercisable, aggregate intrinsic value	$ 124	$ 194	$ 0	$ 0	$ 0